Note 41 - Gains (losses) on financial assets and liabilities (net) and Exchange Differences - Derivatives - Hedge accounting (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	€ 927	€ (470)	€ 109
Trading Derivatives [Member] | Interest Rate Risk Member
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	90	165	431
Trading Derivatives [Member] | Securities Agreements [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	294	(139)	86
Trading Derivatives [Member] | Commodities Risk [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	(2)	99	(29)
Trading Derivatives [Member] | Credit Risk Member
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	(109)	(564)	(118)
Trading Derivatives [Member] | Foreign Exchange And Gold Risk [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	606	315	186
Trading Derivatives [Member] | Other Risk [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	(24)	(137)	(371)
Trading Derivatives [Member] | Subtotal [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	856	(261)	185
Hedging Derivatives Ineffectiveness [Member] | Fair Value Risk [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	87	(177)	(76)
Hedging Derivatives Ineffectiveness [Member] | Hedging Derivatives [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	(150)	(236)	(330)
Hedging Derivatives Ineffectiveness [Member] | Hedged Item
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	237	59	254
Hedging Derivatives Ineffectiveness [Member] | Cash Flow Risk [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	(15)	(32)	0
Hedging Derivatives Ineffectiveness [Member] | Subtotal [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	€ 72	€ (209)	€ (76)